                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number      811-08437
                                  ----------------------------------------------

                           Undiscovered Managers Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 522 Fifth Avenue, New York,                  NY 10036
 -------------------------------------------------------------------------------
           (Address of principal executive offices)      (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end:   August 31, 2004
                        --------------------------------------------------------

Date of reporting period:  November 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

              JPMORGAN UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND

                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

        SHARES      ISSUER                                                                                                VALUE
    -------------------------------------------------------------------------------------------------------------------------------
                    LONG - TERM INVESTMENTS - 95.0%

                    COMMON STOCKS -- 95.0%
                    ADVERTISING -- 2.1%
               53   Getty Images, Inc. *                                                                       $              3,070
                    APPAREL -- 5.2%
              108   Coach, Inc. *                                                                                             5,377
              153   Guess?, Inc. *                                                                                            2,216
                                                                                                               --------------------
                                                                                                                              7,593
                    BIOTECHNOLOGY -- 2.1%
               90   Affymetrix, Inc. *                                                                                        3,071
                    BUSINESS SERVICES -- 3.6%
               73   Resources Connection, Inc. *                                                                              3,320
               70   Robert Half International, Inc.                                                                           1,892
                                                                                                               --------------------
                                                                                                                              5,212
                    CHEMICALS -- 1.7%
               68   Cabot Microelectronics Corp. *                                                                            2,498
                    COMPUTER NETWORKS -- 1.7%
              360   Brocade Communications Systems, Inc. *                                                                    2,496
                    COMPUTER SOFTWARE -- 13.1%
              234   Activision, Inc. *                                                                                        3,685
               91   Autodesk, Inc.                                                                                            5,932
               62   Hyperion Solutions Corp. *                                                                                2,774
               63   Macromedia, Inc. *                                                                                        1,789
               32   MicroStrategy, Inc., Class A *                                                                            2,053
              265   TIBCO Software, Inc. *                                                                                    3,043
                                                                                                               --------------------
                                                                                                                             19,276
                    COMPUTERS/COMPUTER HARDWARE -- 6.2%
               81   Apple Computer, Inc. *                                                                                    5,417
              104   PalmOne, Inc. *                                                                                           3,641
                                                                                                               --------------------
                                                                                                                              9,058
                    CONSUMER PRODUCTS -- 2.3%
               39   Black & Decker Corp.                                                                                      3,313
                    ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.3%
              105   Thomas & Betts Corp. *                                                                                    3,325
                    FOOD/BEVERAGE PRODUCTS -- 2.0%
               95   Hormel Foods Corp.                                                                                        2,908
                    HEALTH CARE/HEALTH CARE SERVICES -- 5.6%
               42   Dade Behring Holdings, Inc. *                                                                             2,228
               50   Kinetic Concepts, Inc. *                                                                                  3,171
              116   Kyphon, Inc. *                                                                                            2,781
                                                                                                               --------------------
                                                                                                                              8,180
                    INTERNET SERVICES/SOFTWARE -- 6.1%
               96   F5 Networks, Inc. *                                                                                       4,146
              109   Infospace, Inc. *                                                                                         4,820
                                                                                                               --------------------
                                                                                                                              8,966
                    LEASING -- 1.7%
               86   GATX Corp.                                                                                                2,544

                    MANUFACTURING -- 1.5%
               29   Parker Hannifin Corp.                                                                                     2,154
                    PHARMACEUTICALS -- 7.2%
               72   Connetics Corp. *                                                                                         1,501
              102   Gen-Probe, Inc. *                                                                                         4,070
               54   Kos Pharmaceuticals, Inc. *                                                                               2,316
               96   MGI Pharma, Inc. *                                                                                        2,594
                                                                                                               --------------------
                                                                                                                             10,481
                    RESTAURANTS/FOOD SERVICES -- 4.2%
              102   Jack in the Box, Inc. *                                                                                   3,854
               80   Landry's Restaurants, Inc.                                                                                2,361
                                                                                                               --------------------
                                                                                                                              6,215
                    RETAILING -- 7.5%
               77   American Eagle Outfitters, Inc.                                                                           3,208
               95   Cabela's, Inc., Class A *                                                                                 2,033
               43   Guitar Center, Inc. *                                                                                     2,100
               86   Urban Outfitters, Inc. *                                                                                  3,638
                                                                                                               --------------------
                                                                                                                             10,979
                    SEMI-CONDUCTORS -- 8.9%
               88   Cree, Inc. *                                                                                              3,134
              109   Lam Research Corp. *                                                                                      2,822
              201   NVIDIA Corp. *                                                                                            3,844
               91   Tessera Technologies, Inc. *                                                                              3,217
                                                                                                               --------------------
                                                                                                                             13,017
                    TELECOMMUNICATIONS -- 6.9%
              177   Nextel Partners, Inc., Class A *                                                                          3,202
               88   Novatel Wireless, Inc. *                                                                                  1,862
              117   Tekelec *                                                                                                 2,732
               82   Western Wireless Corp., Class A *                                                                         2,222
                                                                                                               --------------------
                                                                                                                             10,018
                    TELECOMMUNICATIONS EQUIPMENT -- 1.6%
               58   Plantronics, Inc.                                                                                         2,381
                    TOYS & GAMES -- 1.5%
              115   Marvel Enterprises, Inc. *                                                                                2,124
                    ---------------------------------------------------------------------------------------------------------------
                    Total Common Stocks                                                                                     138,879
                    (Cost $103,984)
                    ---------------------------------------------------------------------------------------------------------------

                    SHORT - TERM INVESTMENTS - 4.2%

                    MONEY MARKET FUND -- 4.2%
            6,156   JPMorgan Prime Money Market Fund (a)                                                                      6,156

    -------------------------------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 99.2%                                                                 $            145,035
                    (COST $110,140)
                    OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                                                             1,206
    -------------------------------------------------------------------------------------------------------------------------------
                    NET ASSETS -- 100.0%                                                                       $            146,241
    -------------------------------------------------------------------------------------------------------------------------------

                    Percentages indicated are based on net assets of $146,241.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004 are as follows:

                       GROSS               GROSS         NET UNREALIZED
  AGGREGATE          UNREALIZED          UNREALIZED       APPRECIATION
     COST           APPRECIATION        DEPRECIATION     (DEPRECIATION)
-----------------------------------------------------------------------
$     110,140    $           36,343    $      (1,448)   $        34,895

ABBREVIATIONS:

*       - Non-income producing security.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.

       FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

                THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

                J.P. Morgan Fund Distributors, Inc.

                (C) JPMorgan Chase & Co., 2004.

              JPMORGAN UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND

                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

        SHARES      ISSUER                                                                                                VALUE
    -------------------------------------------------------------------------------------------------------------------------------
                    LONG - TERM INVESTMENTS - 95.7%

                    COMMON STOCKS -- 95.7%
                    AEROSPACE -- 2.1%
               48   BE Aerospace, Inc. *                                                                       $                510
               44   Teledyne Technologies, Inc. *                                                                             1,298
                                                                                                               --------------------
                                                                                                                              1,808
                    APPLIANCES & HOUSEHOLD DURABLES -- 4.2%
              102   Jacuzzi Brands, Inc. *                                                                                      956
               87   La-Z-Boy, Inc.                                                                                            1,332
               64   Maytag Corp.                                                                                              1,282
                                                                                                               --------------------
                                                                                                                              3,570
                    AUTOMOTIVE -- 1.0%
               71   Titan International, Inc.                                                                                   891
                    BANKING -- 5.0%
               20   Banner Corp.                                                                                                650
                7   Cardinal Financial Corp. *                                                                                   67
               14   City Holding Co.                                                                                            524
                6   Mercantile Bank Corp.                                                                                       248
               15   Midwest Banc Holdings, Inc.                                                                                 351
               86   NewAlliance Bancshares, Inc.                                                                              1,297
                6   Park National Corp.                                                                                         785
               18   The Bancorp Bank *                                                                                          319
                                                                                                               --------------------
                                                                                                                              4,241
                    BIOTECHNOLOGY -- 0.4%
               52   CuraGen Corp. *                                                                                             316
                    BUSINESS SERVICES -- 1.7%
               79   Edgewater Technology, Inc. *                                                                                332
               10   Hudson Highland Group, Inc. *                                                                               270
               89   TeleTech Holdings, Inc. *                                                                                   874
                                                                                                               --------------------
                                                                                                                              1,476
                    CHEMICALS -- 1.5%
               85   Hercules, Inc. *                                                                                          1,272
                    COMPUTER SOFTWARE -- 6.0%
               42   Advent Software, Inc. *                                                                                     840
               42   Entrust, Inc. *                                                                                             156
              122   Informatica Corp. *                                                                                         953
               98   NetIQ Corp. *                                                                                             1,204
               49   Per-Se Technologies, Inc. *                                                                                 676
              104   Wind River Systems, Inc. *                                                                                1,255
                                                                                                               --------------------
                                                                                                                              5,084
                    COMPUTERS/COMPUTER HARDWARE -- 0.5%
               71   NYFIX, Inc. *                                                                                               452
                    CONSUMER SERVICES -- 2.4%
               98   Integrated Alarm Services Group, Inc. *                                                                     413
              237   Service Corp. International *                                                                             1,671
                                                                                                               --------------------
                                                                                                                              2,084
                    ENGINEERING SERVICES -- 1.5%
               77   McDermott International, Inc. *                                                                           1,275

                    ENTERTAINMENT/LEISURE -- 1.2%
               56   Pinnacle Entertainment, Inc. *                                                                            1,014
                    FINANCIAL SERVICES -- 3.5%
               49   Investment Technology Group, Inc. *                                                                         813
              109   Knight Trading Group, Inc., Class A *                                                                     1,241
               54   MCG Capital Corp.                                                                                           910
                                                                                                               --------------------
                                                                                                                              2,964
                    FOOD/BEVERAGE PRODUCTS -- 3.1%
               65   Chiquita Brands International, Inc. *                                                                     1,293
                1   Flowers Foods, Inc.                                                                                          21
               36   Imperial Sugar Co. *                                                                                        713
                5   Peet's Coffee & Tea, Inc. *                                                                                 128
               29   The Steak N Shake Co. *                                                                                     534
                                                                                                               --------------------
                                                                                                                              2,689
                    HEALTH CARE/HEALTH CARE SERVICES -- 2.6%
               61   Health Net, Inc. *                                                                                        1,661
              103   Orthologic Corp. *                                                                                          590
                                                                                                               --------------------
                                                                                                                              2,251
                    INSURANCE -- 3.4%
               23   Great American Financial Resources, Inc.                                                                    403
               60   Ohio Casualty Corp. *                                                                                     1,284
               18   Presidential Life Corp.                                                                                     296
               81   USI Holdings Corp. *                                                                                        925
                                                                                                               --------------------
                                                                                                                              2,908
                    INTERNET SERVICES/SOFTWARE -- 3.8%
               42   GSI Commerce, Inc. *                                                                                        634
               54   Internet Security Systems, Inc. *                                                                         1,302
               82   Saba Software, Inc. *                                                                                       347
              189   SeeBeyond Technology Corp. *                                                                                597
              102   Selectica, Inc. *                                                                                           393
                                                                                                               --------------------
                                                                                                                              3,273
                    MACHINERY & ENGINEERING EQUIPMENT -- 1.5%
               58   UNOVA, Inc. *                                                                                             1,274
                    MANUFACTURING -- 3.8%
              143   General Cable Corp. *                                                                                     1,943
               51   Griffon Corp. *                                                                                           1,273
                                                                                                               --------------------
                                                                                                                              3,216
                    METALS/MINING -- 1.9%
               26   Metals USA, Inc. *                                                                                          493
               53   RTI International Metals, Inc. *                                                                          1,134
                                                                                                               --------------------
                                                                                                                              1,627
                    MULTI-MEDIA -- 1.2%
              317   Primedia, Inc. *                                                                                          1,013
                    OFFICE/BUSINESS EQUIPMENT -- 1.5%
              126   Interface, Inc., Class A *                                                                                1,245
                    OIL & GAS -- 7.9%
              158   Global Industries LTD *                                                                                   1,359
              113   Newpark Resources, Inc. *                                                                                   644
              161   Parker Drilling Co. *                                                                                       704
               18   SEACOR Holdings, Inc. *                                                                                     971
               52   Southern Union Co. *                                                                                      1,280
               52   Tesoro Petroleum Corp. *                                                                                  1,706
                                                                                                               --------------------
                                                                                                                              6,664
                    PAPER/FOREST PRODUCTS -- 1.5%
               76   Longview Fibre Co.                                                                                        1,319
                    PHARMACEUTICALS -- 2.5%

               59   First Horizon Pharmaceutical Corp. *                                                                      1,155
               51   Guilford Pharmaceuticals, Inc. *                                                                            285
              105   Star Scientific, Inc. *                                                                                     691
                                                                                                               --------------------
                                                                                                                              2,131
                    REAL ESTATE INVESTMENT TRUST -- 5.6%
               39   Amli Residential Properties Trust                                                                         1,270
               64   Capital Lease Funding, Inc.                                                                                 807
               48   Global Signal, Inc.                                                                                       1,386
               85   Inland Real Estate Corp.                                                                                  1,318
                                                                                                               --------------------
                                                                                                                              4,781
                    RESTAURANTS/FOOD SERVICES -- 1.5%
               31   CEC Entertainment, Inc. *                                                                                 1,274
                    RETAILING -- 3.9%
               87   Pep Boys-Manny, Moe & Jack                                                                                1,366
              133   Restoration Hardware, Inc. *                                                                                674
               43   Zale Corp. *                                                                                              1,261
                                                                                                               --------------------
                                                                                                                              3,301
                    SEMI-CONDUCTORS -- 5.1%
              230   Amkor Technology, Inc. *                                                                                  1,264
               88   NVIDIA Corp. *                                                                                            1,677
               52   ON Semiconductor Corp. *                                                                                    189
              373   Vitesse Semiconductor Corp. *                                                                             1,216
                                                                                                               --------------------
                                                                                                                              4,346
                    SHIPPING/TRANSPORTATION -- 1.4%
               62   Swift Transportation Co., Inc. *                                                                          1,210
                    TELECOMMUNICATIONS -- 5.1%
              480   Level 3 Communications, Inc. *                                                                            1,655
              171   Ubiquitel, Inc. *                                                                                         1,112
               60   Western Wireless Corp., Class A *                                                                         1,617
                                                                                                               --------------------
                                                                                                                              4,384
                    TELECOMMUNICATIONS EQUIPMENT -- 3.9%
              113   Andrew Corp. *                                                                                            1,598
               88   UTStarcom, Inc. *                                                                                         1,721
                                                                                                               --------------------
                                                                                                                              3,319
                    TRANSPORTATION -- 1.6%
               65   OMI Corp.                                                                                                 1,389
                    UTILITIES -- 1.9%
               85   Allegheny Energy, Inc. *                                                                                  1,631
                    ---------------------------------------------------------------------------------------------------------------
                    Total Common Stocks                                                                                      81,692
                    (Cost $63,931)
                    ---------------------------------------------------------------------------------------------------------------

                    SHORT - TERM INVESTMENTS - 10.5%

                    MONEY MARKET FUND -- 10.5%
            8,994   JPMorgan Prime Money Market Fund (a)                                                                      8,994

    -------------------------------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 106.2%                                                                $             90,686
                    (COST $72,925)
                    LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.2)%                                                          (5,284)
    -------------------------------------------------------------------------------------------------------------------------------
                    NET ASSETS -- 100.0%                                                                       $             85,402
    -------------------------------------------------------------------------------------------------------------------------------

                    Percentages indicated are based on net assets of $85,402.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004 are as follows:

                       GROSS               GROSS         NET UNREALIZED
  AGGREGATE          UNREALIZED          UNREALIZED       APPRECIATION
     COST           APPRECIATION        DEPRECIATION     (DEPRECIATION)
-----------------------------------------------------------------------
$     72,925     $         19,069      $     (1,308)    $        17,761

ABBREVIATIONS:

*       - Non-income producing security.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.

       FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

                THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

                J.P. Morgan Fund Distributors, Inc.

                (C) JPMorgan Chase & Co., 2004.

                         UNDISCOVERED MANAGERS REIT FUND


                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004


                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

UNDISCOVERED MANAGERS REIT FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

        SHARES      ISSUER                                                                                                VALUE
    -------------------------------------------------------------------------------------------------------------------------------
                    LONG - TERM INVESTMENTS - 96.6%

                    COMMON STOCKS -- 96.6%
                    APARTMENTS -- 18.1%
               97   Apartment Investment & Management Co., Class A                                             $              3,532
              147   Archstone-Smith Trust                                                                                     5,359
              104   AvalonBay Communities, Inc.                                                                               7,361
              133   Camden Property Trust                                                                                     6,496
               60   Equity Residential                                                                                        2,019
              157   Gables Residential Trust                                                                                  5,611
                8   GMH Communities Trust *                                                                                     106
              103   Home Properties of New York, Inc.                                                                         4,242
                                                                                                               --------------------
                                                                                                                             34,726
                    HOTELS -- 8.1%
               46   Eagle Hospitality Properties Trust, Inc. *                                                                  443
               16   FelCor Lodging Trust, Inc. *                                                                                210
              640   Host Marriott Corp.                                                                                      10,024
               25   InnKeepers USA Trust                                                                                        340
              110   Strategic Hotel Capital, Inc.                                                                             1,653
               83   Sunstone Hotel Investors, Inc. *                                                                          1,511
              116   Winston Hotels, Inc.                                                                                      1,320
                                                                                                               --------------------
                                                                                                                             15,501
                    INDUSTRIAL -- 8.7%
               35   CenterPoint Properties Trust                                                                              1,649
               56   First Potomac Realty Trust                                                                                1,297
              271   ProLogis                                                                                                 10,902
               54   Public Storage, Inc.                                                                                      2,883
                                                                                                               --------------------
                                                                                                                             16,731
                    MANUFACTURED HOMES -- 2.0%
              108   Equity Lifestyle Properties, Inc.                                                                         3,920
                    OFFICE -- 24.2%
               49   Alexandria Real Estate Equities, Inc.                                                                     3,511
               74   Arden Realty, Inc.                                                                                        2,668
               99   Brandywine Realty Trust                                                                                   2,805
              219   CarrAmerica Realty Corp.                                                                                  7,093
               86   Cousins Properties, Inc.                                                                                  2,810
              129   Crescent Real Estate Equities Co.                                                                         2,333
              237   Equity Office Properties Trust                                                                            6,512
              182   Mack-Cali Realty Corp.                                                                                    7,970
               56   Maguire Properties, Inc.                                                                                  1,463
                0^^ NTT Urban Development Corp. (Japan) *                                                                       148
              182   Prentiss Properties Trust                                                                                 6,801
              133   Trizec Properties, Inc.                                                                                   2,182
                                                                                                               --------------------
                                                                                                                             46,296
                    OFFICE/INDUSTRIAL -- 4.1%
              100   Duke Realty Corp.                                                                                         3,469
              109   Liberty Property Trust                                                                                    4,465
                                                                                                               --------------------
                                                                                                                              7,934
                    OTHER -- 4.5%
              148   Capital Automotive REIT                                                                                   4,971
               19   Global Signal, Inc.                                                                                         564

                7   Health Care Property Investors, Inc.                                                                        199
              128   Lexington Corporate Properties Trust                                                                      2,865
                                                                                                               --------------------
                                                                                                                              8,599
                    REGIONAL MALLS -- 14.3%
              287   General Growth Properties, Inc.                                                                           9,860
               65   Pennsylvania REIT                                                                                         2,653
              238   Simon Property Group, Inc.                                                                               14,783
                                                                                                               --------------------
                                                                                                                             27,296
                    SELF STORAGE -- 1.6%
               92   Extra Space Storage, Inc.                                                                                 1,285
              100   U-Store-It Trust *                                                                                        1,709
                                                                                                               --------------------
                                                                                                                              2,994
                    STRIP CENTERS -- 11.0%
               87   Acadia Realty Trust                                                                                       1,318
               59   Federal Realty Investment Trust                                                                           2,954
              126   Heritage Property Investment Trust                                                                        4,035
              181   Kimco Realty Corp.                                                                                       10,266
               91   New Plan Excel Realty Trust                                                                               2,418
                                                                                                               --------------------
                                                                                                                             20,991

                    ---------------------------------------------------------------------------------------------------------------
                    Total Common Stocks                                                                                     184,988
                    (Cost $146,630)
                    ---------------------------------------------------------------------------------------------------------------

                    SHORT - TERM INVESTMENT - 3.1%

                    MONEY MARKET FUND -- 3.1%
            5,880   JPMorgan Prime Money Market Fund (a)                                                                      5,880
                    (Cost $5,880)
    -------------------------------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 99.7%                                                                 $            190,868
                    (COST $152,510)
                    OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                                                               488
    -------------------------------------------------------------------------------------------------------------------------------
                    NET ASSETS -- 100.0%                                                                       $            191,356
    -------------------------------------------------------------------------------------------------------------------------------

                    Percentages indicated are based on net assets of $191,356.

           For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004, are as follows (amounts in thousands):

                                  GROSS               GROSS         NET UNREALIZED
             AGGREGATE          UNREALIZED          UNREALIZED       APPRECIATION
                COST           APPRECIATION        DEPRECIATION     (DEPRECIATION)
           -----------------------------------------------------------------------
            $   152,510        $     38,382        $       (24)      $      38,358

              ABBREVIATIONS:

              *     - Non-income producing security.
              ^^    - Amount rounds to less than one thousand.
              (a)   - Affiliated. Money market fund registered under the
                      Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                            UM SMALL CAP GROWTH FUND


                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

UM SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

        SHARES      ISSUER                                                                                                VALUE
    -------------------------------------------------------------------------------------------------------------------------------
                    LONG - TERM INVESTMENTS - 97.8%

                    COMMON STOCKS -- 97.8%
                    ADVERTISING -- 1.2%
              400   aQuantive, Inc. *                                                                          $              3,477
                    APPAREL -- 3.7%
               89   Kenneth Cole Productions, Inc., Class A                                                                   2,621
              116   Phillips-Van Heusen Corp.                                                                                 3,167
              175   Quiksilver, Inc. *                                                                                        5,195
                                                                                                               --------------------
                                                                                                                             10,983
                    BANKING -- 5.5%
               17   Bank of the Ozarks, Inc.                                                                                    592
               76   Cascade Bancorp                                                                                           1,659
              284   Commercial Capital Bancorp, Inc.                                                                          6,778
               17   Glacier Bancorp, Inc.                                                                                       592
               28   Nara Bancorp, Inc.                                                                                          590
              111   Silicon Valley Bancshares *                                                                               4,645
               39   Sterling Financial Corp. *                                                                                1,560
                                                                                                               --------------------
                                                                                                                             16,416
                    BIOTECHNOLOGY -- 5.0%
               50   ArQule, Inc. *                                                                                              275
              507   Cell Genesys, Inc. *                                                                                      3,721
              226   Exact Sciences Corp. *                                                                                      782
              451   Icoria, Inc. *                                                                                              181
              188   Kosan Biosciences, Inc. *                                                                                 1,212
              193   Telik, Inc. *                                                                                             3,688
              579   Third Wave Technologies, Inc. *                                                                           4,666
              239   Transgenomic, Inc. *                                                                                        292
                                                                                                               --------------------
                                                                                                                             14,817
                    BUSINESS SERVICES -- 1.4%
               97   Harris Interactive, Inc. *                                                                                  642
              124   Labor Ready, Inc. *                                                                                       1,974
               63   Navigant Consulting, Inc. *                                                                               1,464
                                                                                                               --------------------
                                                                                                                              4,080
                    CHEMICALS -- 2.0%
               23   Cabot Microelectronics Corp. *                                                                              831
              164   Symyx Technologies, Inc. *                                                                                5,170
                                                                                                               --------------------
                                                                                                                              6,001
                    COMPUTER SOFTWARE -- 8.1%
              130   Blackboard, Inc. *                                                                                        1,992
              371   Digimarc Corp. *                                                                                          3,413
              199   Jack Henry & Associates, Inc.                                                                             3,835
              204   LivePerson, Inc. *                                                                                          538
              142   Mentor Graphics Corp. *                                                                                   1,783
               73   Motive, Inc. *                                                                                              936
              148   Onyx Software Corp. *                                                                                       487
               50   Open Solutions, Inc. *                                                                                    1,315
              793   Pinnacle Systems, Inc. *                                                                                  4,139
               56   Napster, Inc. *                                                                                             520
              237   Secure Computing Corp. *                                                                                  2,467
              260   TradeStation Group, Inc. *                                                                                1,932

               36   Trident Microsystems, Inc. *                                                                                561
                                                                                                               --------------------
                                                                                                                             23,918
                    COMPUTERS/COMPUTER HARDWARE -- 4.2%
              144   Emulex Corp. *                                                                                            2,042
              620   Immersion Corp. *                                                                                         3,324
              124   Komag, Inc. *                                                                                             2,072
              165   RadiSys Corp. *                                                                                           2,318
              285   Western Digital Corp. *                                                                                   2,781
                                                                                                               --------------------
                                                                                                                             12,537
                    CONSTRUCTION -- 2.0%
               43   Meritage Corp. *                                                                                          3,987
               78   WCI Communities, Inc. *                                                                                   2,001
                                                                                                               --------------------
                                                                                                                              5,988
                    CONSUMER SERVICES -- 1.6%
              134   Princeton Review, Inc. *                                                                                    794
               36   Strayer Education, Inc.                                                                                   3,816
                                                                                                               --------------------
                                                                                                                              4,610
                    ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.8%
              133   Active Power, Inc. *                                                                                        603
               84   Electroglas, Inc. *                                                                                         274
              289   FEI Co. *                                                                                                 6,177
              116   Identix, Inc. *                                                                                             917
               49   Universal Display Corp. *                                                                                   473
                                                                                                               --------------------
                                                                                                                              8,444
                    ENTERTAINMENT/LEISURE -- 0.7%
               77   Macrovision Corp. *                                                                                       2,042
                    FINANCIAL SERVICES -- 8.3%
              868   E*TRADE Financial Corp. *                                                                                12,026
              104   Encore Capital Group, Inc. *                                                                              2,613
              101   Euronet Worldwide, Inc. *                                                                                 2,475
              223   Friedman, Billings, Ramsey Group, Inc., Class A                                                           4,254
               44   Greenhill & Co., Inc.                                                                                     1,191
               97   United PanAm Financial Corp. *                                                                            1,916
                                                                                                               --------------------
                                                                                                                             24,475
                    FOOD/BEVERAGE PRODUCTS -- 1.1%
               63   Red Robin Gourmet Burgers, Inc. *                                                                         3,220
                    HEALTH CARE/HEALTH CARE SERVICES -- 4.4%
              142   Align Technology, Inc. *                                                                                  1,500
              201   Alliance Imaging, Inc. *                                                                                  1,891
              274   Beverly Enterprises, Inc. *                                                                               2,375
               43   Columbia Laboratories, Inc. *                                                                                82
               78   LifePoint Hospitals, Inc. *                                                                               2,873
               98   Odyssey HealthCare, Inc. *                                                                                1,314
              221   OraSure Technologies, Inc. *                                                                              1,585
              316   PainCare Holdings, Inc. *                                                                                   917
              124   Vasogen, Inc. *                                                                                             595
                                                                                                               --------------------
                                                                                                                             13,132
                    INTERNET SERVICES/SOFTWARE -- 2.9%
              538   Corillian Corp. *                                                                                         3,125
              690   Homestore, Inc. *                                                                                         1,793
               77   Jupitermedia Corp. *                                                                                      1,290
              204   Lionbridge Technologies, Inc. *                                                                           1,122
              167   Trizetto Group, Inc. *                                                                                    1,182
                                                                                                               --------------------
                                                                                                                              8,512
                    MACHINERY & ENGINEERING EQUIPMENT -- 0.5%
               55   Cognex Corp.                                                                                              1,406

                    OIL & GAS -- 1.5%
               25   Brigham Exploration Co. *                                                                                   237
               58   Headwaters, Inc. *                                                                                        1,846
               68   KCS Energy, Inc. *                                                                                          967
               68   Range Resources Corp.                                                                                     1,400
                                                                                                               --------------------
                                                                                                                              4,450
                    PHARMACEUTICALS -- 9.4%
              147   Alkermes, Inc. *                                                                                          2,024
              437   Corixa Corp. *                                                                                            1,638
              415   Cubist Pharmaceuticals, Inc. *                                                                            4,979
              407   Dendreon Corp. *                                                                                          3,995
              338   Genta, Inc. *                                                                                               439
              227   Guilford Pharmaceuticals, Inc. *                                                                          1,282
              520   Isis Pharmaceuticals, Inc. *                                                                              2,453
              530   La Jolla Pharmaceutical Co. *                                                                               748
              595   Medarex, Inc. *                                                                                           6,486
               47   Nuvelo, Inc. *                                                                                              462
              121   Pain Therapeutics, Inc. *                                                                                   909
               43   Taro Pharmaceutical Industries LTD (Israel) *                                                             1,263
               47   Vicuron Pharmaceuticals, Inc. *                                                                             828
              223   Viropharma, Inc. *                                                                                          630
                                                                                                               --------------------
                                                                                                                             28,136
                    REAL ESTATE INVESTMENT TRUST -- 1.7%
               95   NorthStar Realty Finance Corp. *                                                                            867
               34   Redwood Trust, Inc.                                                                                       1,997
               99   Saxon Capital, Inc. *                                                                                     2,256
                                                                                                               --------------------
                                                                                                                              5,120
                    RESTAURANTS/FOOD SERVICES -- 1.7%
               36   BJ's Restaurants, Inc. *                                                                                    531
               18   Buffalo Wild Wings, Inc. *                                                                                  590
               96   Panera Bread Co., Class A *                                                                               3,830
                                                                                                               --------------------
                                                                                                                              4,951
                    RETAILING -- 3.6%
               45   Blue Nile, Inc. *                                                                                         1,160
               18   Build-A-Bear Workshop, Inc. *                                                                               523
               57   Cache, Inc. *                                                                                               938
              121   Christopher & Banks Corp.                                                                                 2,383
               77   Cost Plus, Inc. *                                                                                         2,444
              191   Hot Topic, Inc. *                                                                                         3,120
                                                                                                               --------------------
                                                                                                                             10,568
                    SEMI-CONDUCTORS -- 18.9%
              113   Altera Corp. *                                                                                            2,552
              148   August Technology Corp. *                                                                                 1,251
              358   Brooks Automation, Inc. *                                                                                 5,487
              470   Credence Systems Corp. *                                                                                  3,589
               81   Cymer, Inc. *                                                                                             2,449
              444   Genesis Microchip, Inc. *                                                                                 7,236
               59   Integrated Circuit Systems, Inc. *                                                                        1,399
              999   Lattice Semiconductor Corp. *                                                                             5,334
               33   Leadis Technology, Inc. *                                                                                   322
              229   Mykrolis Corp. *                                                                                          2,801
              645   Pixelworks, Inc. *                                                                                        7,259
              251   PLX Technology, Inc. *                                                                                    2,262
              212   Rudolph Technologies, Inc. *                                                                              3,390
              423   Skyworks Solutions, Inc. *                                                                                4,197
              261   STATS ChipPAC LTD (Singapore), ADR *                                                                      1,462
            1,016   TriQuint Semiconductor, Inc. *                                                                            4,398
              157   Ultra Clean Holdings, Inc. *                                                                                825
                                                                                                               --------------------
                                                                                                                             56,213

                    STEEL -- 0.3%
               20   Steel Dynamics, Inc.                                                                                        815
                    TELECOMMUNICATIONS EQUIPMENT -- 4.4%
              173   Harmonic, Inc. *                                                                                          1,343
              508   Polycom, Inc. *                                                                                          11,600
                                                                                                               --------------------
                                                                                                                             12,943
                    TOYS & GAMES -- 0.9%
              146   Marvel Enterprises, Inc. *                                                                                2,683
                    ---------------------------------------------------------------------------------------------------------------
                    Total Common Stocks                                                                                     289,937
                    (Cost $263,179)
                    ---------------------------------------------------------------------------------------------------------------

                    SHORT - TERM INVESTMENT - 2.4%

                    MONEY MARKET FUND -- 2.4%
            7,179   JPMorgan Prime Money Market Fund (a)                                                                      7,179
                    (Cost $7,179)
    -------------------------------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100.2%                                                                $            297,116
                    (COST $270,358)
                    LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%                                                            (586)
    -------------------------------------------------------------------------------------------------------------------------------
                    NET ASSETS -- 100.0%                                                                       $            296,530
    -------------------------------------------------------------------------------------------------------------------------------

                    Percentages indicated are based on net assets of $296,530.


           For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004, are as follows (amounts in thousands):

                                  GROSS               GROSS         NET UNREALIZED
             AGGREGATE          UNREALIZED          UNREALIZED       APPRECIATION
                COST           APPRECIATION        DEPRECIATION     (DEPRECIATION)
           -----------------------------------------------------------------------
           $     270,358       $     46,521        $   (19,763)     $      26,758

           ABBREVIATIONS:

           *        - Non-income producing security.
           (a)      - Affiliated. Money market fund registered under the
                      Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
           ADR      - American Depositary Receipt.


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Undiscovered Managers Funds
            ----------------------------------------------------------

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        ----------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                     January 14, 2005
    ------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        ----------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                     January 14, 2005
    ------------------------------------------------------

By (Signature and Title)      /s/ George C.W. Gatch
                        ---------------------------------------------
                              George C.W. Gatch, President

Date                     January 24, 2005
    ------------------------------------------------------